Earnings Per Share (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share
Basic earnings per share is computed by dividing the applicable income amounts by the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing the applicable income amounts by the sum of weighted-average number of shares of common shares outstanding and dilutive potential common shares.
For periods in which Caesars generated net losses, the weighted-average basic shares outstanding was used in calculating diluted loss per share because using diluted shares would be anti-dilutive to loss per share.
Basic and Dilutive Net Earnings Per Share Reconciliation

	Three Months Ended March 31,
(In millions, except per share data)	2017	2016
Loss from continuing operations attributable to Caesars, net of income taxes	$(546)	$(341)
Income from discontinued operations attributable to Caesars, net of income taxes	—	33
Net loss attributable to Caesars	$(546)	$(308)

Weighted-average common shares outstanding	147	145

Basic and diluted loss per share from continuing operations	$(3.71)	$(2.35)
Basic and diluted earnings per share from discontinued operations	—	0.23
Basic and diluted loss per share	$(3.71)	$(2.12)

Weighted-Average Number of Anti-Dilutive Shares Excluded from Calculation of EPS

	Three Months Ended March 31,
(In millions)	2017	2016
Stock options	11	11
Restricted stock units and awards	8	6
Total anti-dilutive common shares	19	17

Earnings Per Share
Basic earnings per share is computed by dividing the applicable income amounts by the weighted-average number of common shares outstanding. Diluted earnings per share is computed by dividing the applicable income amounts by the sum of weighted-average number of shares of common shares outstanding and dilutive potential common shares.
For periods in which Caesars generated net losses, the weighted-average basic shares outstanding was used in calculating diluted loss per share because including diluted shares would be anti-dilutive to loss per share.
Basic and Dilutive Net Earnings Per Share Reconciliation

	Years Ended December 31,
(In millions, except per share data)	2016	2015	2014
Income/(loss) from continuing operations attributable to Caesars, net of income taxes	$(6,949)	$5,765	$(2,640)
Income/(loss) from discontinued operations attributable to Caesars, net of income taxes	3,380	155	(143)
Net income/(loss) attributable to Caesars	$(3,569)	$5,920	$(2,783)

Weighted average common share outstanding	146	145	142
Dilutive potential common shares: Stock options	—	2	—
Weighted average common shares and dilutive potential common shares	146	147	142

Basic earnings/(loss) per share from continuing operations	$(47.52)	$39.80	$(18.53)
Basic earnings/(loss) per share from discontinued operations	23.11	1.08	(1.00)
Basic earnings/(loss) per share	$(24.41)	$40.88	$(19.53)

Diluted earnings/(loss) per share from continuing operations	$(47.52)	$39.20	$(18.53)
Diluted earnings/(loss) per share from discontinued operations	23.11	1.06	(1.00)
Diluted earnings/(loss) per share	$(24.41)	$40.26	$(19.53)

Weighted-Average Number of Anti-Dilutive Shares Excluded from Calculation of EPS

	Years Ended December 31,
(In millions)	2016	2015	2014
Stock options	10	4	6
Restricted stock units and awards	9	1	2
Total anti-dilutive common shares	19	5	8